LEASES	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
LEASES	LEASES
On January 1, 2019, the Company adopted the FASB's new lease guidance using optional transition relief. Results reported for 2019 reflect the application of the new guidance while the 2018 and 2017 comparative results were prepared and reported under previous leases guidance.
Impact of New Lease Guidance on Date of Adoption
The following table illustrates the impact of the adoption of the new lease guidance on the Company's previously reported Consolidated balance sheet line items:

(millions of Canadian $)	As reported December 31, 2018	Adjustment	January 1, 2019

Plant, property and equipment	66,503	585	67,088
Accounts payable and other	5,408	57	5,465
Other long-term liabilities	1,008	528	1,536

As a Lessee
The Company has operating leases for corporate offices, other various premises, equipment and land. Some leases have an option to renew for periods of one to 25 years, and some may include options to terminate the lease within one year. Payments due under lease contracts include fixed payments plus, for many of the Company's leases, variable payments such as a proportionate share of the buildings' property taxes, insurance and common area maintenance. The Company subleases some of the leased premises.
Operating lease cost is as follows:

year ended December 31
(millions of Canadian $)	2019

Operating lease cost[1]	117
Sublease income	(11)
Net operating lease cost	106

1	Includes short-term leases and variable lease costs.
Other information related to operating leases is noted in the following tables:

year ended December 31
(millions of Canadian $)	2019

Cash paid for amounts included in the measurement of operating lease liabilities	76
ROU assets obtained in exchange for new operating lease liabilities	9

at December 31	2019

Weighted average remaining lease term	10 years
Weighted average discount rate	3.5%

Maturities of operating lease liabilities and where they are disclosed on the Consolidated balance sheet as at December 31, 2019 are as follows:

(millions of Canadian $)

2020	73
2021	69
2022	59
2023	58
2024	57
Thereafter	323
Total operating lease payments	639
Imputed interest	(107)
Operating lease liabilities	532

The amounts recognized on TC Energy's Consolidated balance sheet for its operating lease liabilities as at December 31, 2019 are reported as follows:

(millions of Canadian $)

Accounts payable and other	56
Other long-term liabilities (Note 16)	476
532
Future payments reported under previous lease guidance for the Company’s operating leases as at December 31, 2018 were as follows:

(millions of Canadian $)	Minimum operating lease payments

2019	81
2020	78
2021	76
2022	69
2023	67
Thereafter	390
761

As at December 31, 2019, the carrying value of the ROU assets recorded under operating leases was $530 million and is included in Plant, property and equipment on the Consolidated balance sheet.
Net rental expense on operating leases in 2018 and 2017 was $84 million and $93 million, respectively.
As a Lessor
The Grandview and Bécancour power plants in the Power and Storage segment are accounted for as operating leases. In addition, the Company has long-term PPAs for the sale of power for the Power and Storage lease assets which expire between 2024 and 2026.
The Northern Courier pipeline in the Liquids Pipelines segment is accounted for as an operating lease and has a liquids transportation contract expiring in 2042. On July 17, 2019, TC Energy completed the sale of an 85 per cent equity interest in Northern Courier and now uses the equity method to account for its remaining 15 per cent interest in the Company's consolidated financial statements. Refer to Note 27, Acquisitions and dispositions, for additional information. As a result, only the operating lease income prior to this sale has been included in this lease disclosure.
Some leases contain variable lease payments that are based on operating hours and the reimbursement of variable costs, and options to purchase the underlying asset at fair value or based on a formula considering the remaining fixed payments. Lessees have rights under some leases to terminate under certain circumstances.
The Company also leases liquids tanks which are accounted for as operating leases.
The fixed portion of the operating lease income recorded by the Company for the year ended December 31, 2019 was $180 million. Operating lease income in 2018 and 2017 was $373 million and $251 million, respectively.
Future lease payments to be received under operating leases as at December 31, 2019 are as follows:

(millions of Canadian $)	Future lease payments

2020	123
2021	116
2022	111
2023	109
2024	109
Thereafter	164
732

The cost and accumulated depreciation for facilities accounted for as operating leases was $834 million and $301 million, respectively, at December 31, 2019 ( 2018 – $2,007 million and $324 million, respectively).
LEASES	LEASES
On January 1, 2019, the Company adopted the FASB's new lease guidance using optional transition relief. Results reported for 2019 reflect the application of the new guidance while the 2018 and 2017 comparative results were prepared and reported under previous leases guidance.
Impact of New Lease Guidance on Date of Adoption
The following table illustrates the impact of the adoption of the new lease guidance on the Company's previously reported Consolidated balance sheet line items:

(millions of Canadian $)	As reported December 31, 2018	Adjustment	January 1, 2019

Plant, property and equipment	66,503	585	67,088
Accounts payable and other	5,408	57	5,465
Other long-term liabilities	1,008	528	1,536

As a Lessee
The Company has operating leases for corporate offices, other various premises, equipment and land. Some leases have an option to renew for periods of one to 25 years, and some may include options to terminate the lease within one year. Payments due under lease contracts include fixed payments plus, for many of the Company's leases, variable payments such as a proportionate share of the buildings' property taxes, insurance and common area maintenance. The Company subleases some of the leased premises.
Operating lease cost is as follows:

year ended December 31
(millions of Canadian $)	2019

Operating lease cost[1]	117
Sublease income	(11)
Net operating lease cost	106

1	Includes short-term leases and variable lease costs.
Other information related to operating leases is noted in the following tables:

year ended December 31
(millions of Canadian $)	2019

Cash paid for amounts included in the measurement of operating lease liabilities	76
ROU assets obtained in exchange for new operating lease liabilities	9

at December 31	2019

Weighted average remaining lease term	10 years
Weighted average discount rate	3.5%

Maturities of operating lease liabilities and where they are disclosed on the Consolidated balance sheet as at December 31, 2019 are as follows:

(millions of Canadian $)

2020	73
2021	69
2022	59
2023	58
2024	57
Thereafter	323
Total operating lease payments	639
Imputed interest	(107)
Operating lease liabilities	532

The amounts recognized on TC Energy's Consolidated balance sheet for its operating lease liabilities as at December 31, 2019 are reported as follows:

(millions of Canadian $)

Accounts payable and other	56
Other long-term liabilities (Note 16)	476
532
Future payments reported under previous lease guidance for the Company’s operating leases as at December 31, 2018 were as follows:

(millions of Canadian $)	Minimum operating lease payments

2019	81
2020	78
2021	76
2022	69
2023	67
Thereafter	390
761

As at December 31, 2019, the carrying value of the ROU assets recorded under operating leases was $530 million and is included in Plant, property and equipment on the Consolidated balance sheet.
Net rental expense on operating leases in 2018 and 2017 was $84 million and $93 million, respectively.
As a Lessor
The Grandview and Bécancour power plants in the Power and Storage segment are accounted for as operating leases. In addition, the Company has long-term PPAs for the sale of power for the Power and Storage lease assets which expire between 2024 and 2026.
The Northern Courier pipeline in the Liquids Pipelines segment is accounted for as an operating lease and has a liquids transportation contract expiring in 2042. On July 17, 2019, TC Energy completed the sale of an 85 per cent equity interest in Northern Courier and now uses the equity method to account for its remaining 15 per cent interest in the Company's consolidated financial statements. Refer to Note 27, Acquisitions and dispositions, for additional information. As a result, only the operating lease income prior to this sale has been included in this lease disclosure.
Some leases contain variable lease payments that are based on operating hours and the reimbursement of variable costs, and options to purchase the underlying asset at fair value or based on a formula considering the remaining fixed payments. Lessees have rights under some leases to terminate under certain circumstances.
The Company also leases liquids tanks which are accounted for as operating leases.
The fixed portion of the operating lease income recorded by the Company for the year ended December 31, 2019 was $180 million. Operating lease income in 2018 and 2017 was $373 million and $251 million, respectively.
Future lease payments to be received under operating leases as at December 31, 2019 are as follows:

(millions of Canadian $)	Future lease payments

2020	123
2021	116
2022	111
2023	109
2024	109
Thereafter	164
732

The cost and accumulated depreciation for facilities accounted for as operating leases was $834 million and $301 million, respectively, at December 31, 2019 ( 2018 – $2,007 million and $324 million, respectively).